Expense Example, No Redemption - FidelityAdvisorStrategicIncomeFund-AMCIZPRO - FidelityAdvisorStrategicIncomeFund-AMCIZPRO - Fidelity Advisor Strategic Income Fund	Mar. 01, 2024 USD ($)
Fidelity Advisor Strategic Income Fund - Class A
Expense Example, No Redemption:
1 Year	$ 494
3 Years	694
5 Years	910
10 Years	1,531
Fidelity Advisor Strategic Income Fund - Class C
Expense Example, No Redemption:
1 Year	174
3 Years	539
5 Years	928
10 Years	1,821
Fidelity Advisor Strategic Income Fund - Class M
Expense Example, No Redemption:
1 Year	493
3 Years	691
5 Years	904
10 Years	1,520
Fidelity Advisor Strategic Income Fund - Class I
Expense Example, No Redemption:
1 Year	72
3 Years	224
5 Years	390
10 Years	871
Fidelity Advisor Strategic Income Fund - Class Z
Expense Example, No Redemption:
1 Year	61
3 Years	192
5 Years	335
10 Years	$ 750